Condensed Consolidated Statements of Stockholders' Equity (Q2) - USD ($) $ in Thousands	Total	Preferred Units [Member]	Common Units [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2019	$ (91,900)	$ 89,699	$ 5,120				$ (97,020)
Beginning balance, shares at Dec. 31, 2019		12,391,101	2,163,099
Forfeiture of unvested incentive units, shares			(790)
Stock/equity-based compensation expense	2,266		$ 2,266
Net loss	(57,487)						(57,487)
Ending balance at Dec. 31, 2020	56,207			$ 10	$ 204,007	$ 0	(147,810)
Ending balance, shares at Dec. 31, 2020				10,193,831
Stock/equity-based compensation expense	1,407				1,407
Net loss	(8,682)						(8,682)
Ending balance at Mar. 31, 2021	48,932			$ 10	205,414	0	(156,492)
Ending balance, shares at Mar. 31, 2021				10,193,831
Beginning balance at Dec. 31, 2020	56,207			$ 10	204,007	0	(147,810)
Beginning balance, shares at Dec. 31, 2020				10,193,831
Net loss	(19,136)
Ending balance at Jun. 30, 2021	41,107			$ 10	208,043	0	(166,946)
Ending balance, shares at Jun. 30, 2021				10,282,046
Beginning balance at Dec. 31, 2020	56,207			$ 10	204,007	0	(147,810)
Beginning balance, shares at Dec. 31, 2020				10,193,831
Exercises of common stock options	$ 84				84
Exercises of common stock options, shares	9,241			9,241
Vesting of restricted stock unit, shares				23,146
Vesting of restricted stock units (in shares)				305,663
Stock/equity-based compensation expense	$ 5,290				5,290
Issuance of common stock, net of issuance costs, shares				112,833
Issuance of common stock, net of issuance costs	1,419				1,419
Net loss	(39,503)						(39,503)
Ending balance at Dec. 31, 2021	23,497			$ 11	210,799	0	(187,313)
Ending balance, shares at Dec. 31, 2021				10,644,714
Beginning balance at Mar. 31, 2021	48,932			$ 10	205,414	0	(156,492)
Beginning balance, shares at Mar. 31, 2021				10,193,831
Exercises of common stock options	57				57
Exercises of common stock options, shares				6,083
Stock/equity-based compensation expense	1,259				1,259
Issuance of common stock, net of issuance costs, shares				82,132
Issuance of common stock, net of issuance costs	1,313				1,313
Net loss	(10,454)						(10,454)
Ending balance at Jun. 30, 2021	41,107			$ 10	208,043	0	(166,946)
Ending balance, shares at Jun. 30, 2021				10,282,046
Beginning balance at Dec. 31, 2021	23,497			$ 11	210,799	0	(187,313)
Beginning balance, shares at Dec. 31, 2021				10,644,714
Vesting of restricted stock unit, shares				17,624
Stock/equity-based compensation expense	1,204				1,204
Forfeiture of restricted stock awards, Shares				(31,930)
Issuance of common stock, net of issuance costs, shares				216,332
Issuance of common stock, net of issuance costs	383				383
Net loss	(13,381)						(13,381)
Ending balance at Mar. 31, 2022	11,703			$ 11	212,386	0	(200,694)
Ending balance, shares at Mar. 31, 2022				10,846,740
Beginning balance at Dec. 31, 2021	$ 23,497			$ 11	210,799	0	(187,313)
Beginning balance, shares at Dec. 31, 2021				10,644,714
Exercises of common stock options, shares	0
Net loss	$ (18,226)
Ending balance at Jun. 30, 2022	7,930			$ 11	213,458	0	(205,539)
Ending balance, shares at Jun. 30, 2022				10,842,945
Beginning balance at Mar. 31, 2022	11,703			$ 11	212,386	0	(200,694)
Beginning balance, shares at Mar. 31, 2022				10,846,740
Stock/equity-based compensation expense	1,072				1,072
Forfeiture of restricted stock awards, Shares				(3,795)
Net loss	(4,845)						(4,845)
Ending balance at Jun. 30, 2022	$ 7,930			$ 11	$ 213,458	$ 0	$ (205,539)
Ending balance, shares at Jun. 30, 2022				10,842,945